Long-Term Debt and Other Financial Liabilities, Championship Cargill Sale and Leaseback (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 24, 2023	Jun. 30, 2023	Jun. 30, 2022
Sale and Leaseback Activities Repaid [Abstract]
Repayment of long term debt		$ 70,868	$ 47,910
Championship Cargill Sale and Leaseback [Member]
Sale and Leaseback Activities Repaid [Abstract]
Repayment of long term debt	$ 16,480